Provision - Summary of Provision (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [line items]
Beginning balance	¥ 218,031	$ 33,692	¥ 166,913	$ 25,793
Provision made	349,303	53,977	424,221	65,554
Provision utilized	(295,940)	(45,731)	(373,103)	(57,655)
Provision reversed	(2,316)	(358)
Ending balance	269,078	$ 41,580	218,031	$ 33,692
Product warranty provision [member]
Disclosure of other provisions [line items]
Beginning balance	215,715		166,913
Provision made	335,664		421,905
Provision utilized	(295,940)		(373,103)
Ending balance	255,439		215,715
Provision for onerous contract [member[
Disclosure of other provisions [line items]
Beginning balance	2,316
Provision made	13,639		2,316
Provision reversed	(2,316)
Ending balance	¥ 13,639		¥ 2,316